As filed with the Securities and Exchange Commission on August 14, 2017

1933 Act Registration No. 033-44909

1940 Act Registration No. 811-06520

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 90	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 92	☒

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300

Greenwich, Connecticut 06830

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 24, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 90 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), solely to designate August 24, 2017 as the new effective date for the Registration Statement of AMG FQ Long-Short Equity Fund (formerly AMG FQ U.S. Equity Fund), a series of AMG Funds I (the “Trust”), filed in Post-Effective Amendment No. 89 on June 16, 2017 pursuant to Rule 485(a) under the 1933 Act. This Post-Effective Amendment No. 90 does not supersede or amend any disclosure contained in Post-Effective Amendment No. 89.

AMG FUNDS I

AMG FQ LONG-SHORT EQUITY FUND

(FORMERLY AMG FQ U.S. EQUITY FUND)

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A of AMG Funds I (the “Trust”) under the Securities Act of 1933, as amended, and Amendment No. 91 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on June 16, 2017 (“Amendment No. 89/91”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 89/91 to the Trust’s Registration Statement on Form N-1A filed with the SEC on June 16, 2017.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 89/91 to the Trust’s Registration Statement on Form N-1A filed with the SEC on June 16, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds I certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Greenwich, and State of Connecticut, on the 14th day of August, 2017.

AMG FUNDS I

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham* Bruce B. Bingham	Trustee	August 14, 2017

/s/ Christine C. Carsman* Christine C. Carsman	Trustee	August 14, 2017

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	August 14, 2017

/s/ Kurt A. Keilhacker* Kurt A. Keilhacker	Trustee	August 14, 2017

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	August 14, 2017

/s/ Richard F. Powers III* Richard F. Powers III	Trustee	August 14, 2017

/s/ Eric Rakowski* Eric Rakowski	Trustee	August 14, 2017

/s/ Victoria L. Sassine* Victoria L. Sassine	Trustee	August 14, 2017

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	August 14, 2017

/s/ Jeffrey T. Cerutti Jeffrey T. Cerutti	President and Principal Executive Officer (Principal Executive Officer)	August 14, 2017

/s/ Donald S. Rumery Donald S. Rumery	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	August 14, 2017

*By:	/s/ Donald S. Rumery
Donald S. Rumery

Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909 and 811-06520 (filed June 16, 2017)

Date: August 14, 2017